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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 6/30
Date of reporting period: 12/31/10
* Funds included are: Invesco Van Kampen Emerging Markets Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Global Franchise Fund.

Item 1. Reports to Stockholders.

Invesco Van Kampen Emerging Markets Fund
Semiannual Report to Shareholders ■ December 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
14	Notes to Financial Statements
21	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 6/30/10 to 12/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.47%

Class B Shares	21.92

Class C Shares	22.05

Class Y Shares	22.72

Institutional Class Shares	22.42

MSCI EAFE Index▼ (Broad Market Index)	24.18

MSCI Emerging Markets Index▼ (Style-Specific Index)	26.69

Lipper Emerging Market Funds Index▼ (Peer Group Index)	27.72

▼	Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries.
     The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                   Invesco Van Kampen Emerging Markets Fund

Average Annual Total Returns
As of 12/31/10, including maximum applicable
sales charges

Class A Shares

Inception (7/6/94)		6.39%

10	Years	13.01

5	Years	8.56

1	Year	7.63

Class B Shares

Inception (8/1/95)		7.47%

10	Years	12.99

5	Years	8.75

1	Year	8.07

Class C Shares

Inception (7/6/94)		5.99%

10	Years	12.83

5	Years	8.97

1	Year	12.15

Class Y Shares

Inception (4/6/06)		6.84%

1	Year	14.30

Institutional Class Shares

10	Years	13.64%

5	Years	9.79

1	Year	13.83
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Emerging Markets Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Emerging Markets Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 2.00%, 2.75%, 2.75%, 1.75% and 1.54%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

3                   Invesco Van Kampen Emerging Markets Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisers with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4                   Invesco Van Kampen Emerging Markets Fund

Schedule of Investments

December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks–84.8%
Australia–1.0%
Centamin Egypt Ltd.(a)	1,266,612	$3,541,367

Bermuda–1.9%
VimpelCom Ltd.–ADR	224,675	3,379,112

Wilson Sons Ltd.–BDR	187,600	3,616,385

		6,995,497

Brazil–13.0%
American Banknote SA	189,300	2,309,232

Banco Bradesco SA–ADR	664,018	13,472,925

Cielo SA	967,800	7,841,512

Diagnosticos da America SA(a)	242,300	3,284,187

Duratex SA(a)	512,900	5,515,220

Equatorial Energia SA	198,200	1,361,132

Lojas Arapua SA–GDR(a)(b)	24,635	0

MRV Engenharia e Participacoes SA	387,100	3,640,139

OGX Petroleo e Gas Participacoes SA(a)	258,100	3,109,639

Petroleo Brasileiro SA–ADR	116,965	3,996,694

Totvs SA	33,200	3,380,000

		47,910,680

Cayman Islands–4.8%
Lee & Man Paper Manufacturing Ltd.	5,296,000	4,005,412

NetEase.com, Inc.–ADR(a)	85,184	3,079,402

Stella International Holdings Ltd.	1,566,000	3,122,813

Want Want China Holdings Ltd.	1,602,000	1,403,564

Xinyi Glass Holdings Co., Ltd.	7,346,000	6,025,933

		17,637,124

China–5.6%
China Merchants Bank Co., Ltd., Class H	2,254,000	5,689,517

CNOOC Ltd.	1,878,000	4,468,473

Industrial & Commercial Bank of China Ltd., Class H	13,950,000	10,376,070

		20,534,060

Czech Republic–0.6%
CEZ AS	54,154	2,262,430

Egypt–0.5%
Egyptian Financial Group-Hermes Holding SAE	341,662	1,996,413

Greece–0.3%
Intralot SA-Integrated Lottery Systems & Services	330,594	1,100,014

Indonesia–6.1%
Astra International Tbk	245,800	1,488,168

Bank Central Asia Tbk	2,713,500	1,927,458

Indocement Tunggal Prakarsa Tbk	1,351,500	2,392,500

Perusahaan Gas Negara	19,069,000	9,365,186

PT Telekomunikasi Indonesia Tbk	8,150,500	7,210,949

		22,384,261

Israel–1.2%
Teva Pharmaceutical Industries Ltd.–ADR	84,820	4,421,667

Luxembourg–0.7%
Millicom International Cellular SA	12,347	1,180,373

Oriflame Cosmetics SA	27,310	1,437,443

		2,617,816

Malaysia–3.4%
Parkson Holdings Bhd	3,300,228	5,768,843

Public Bank Bhd	1,580,200	6,662,105

		12,430,948

Mexico–10.2%
America Movil SAB de CV, Class L–ADR	191,505	10,980,897

Fomento Economico Mexicano SAB de CV–ADR	132,844	7,428,637

Grupo Televisa SA–ADR(a)	366,008	9,490,587

Kimberly-Clark de Mexico SAB de CV, Class A	912,600	5,567,968

Urbi Desarrollos Urbanos SAB de CV(a)	1,632,000	3,833,548

		37,301,637

Nigeria–0.7%
Zenith Bank PLC	25,258,572	2,494,284

Philippines–8.4%
Ayala Corp.	689,140	6,197,698

Energy Development Corp.	48,428,900	6,488,876

GMA Holdings, Inc.	11,639,600	1,912,922

Philippine Long Distance Telephone Co.	137,705	8,027,815

SM Investments Corp.	666,540	8,261,384

		30,888,695

Republic of China (Taiwan)–4.7%
MediaTek, Inc.	113,433	1,618,602

Taiwan Semiconductor Manufacturing Co., Ltd.	4,192,120	10,208,376

Wistron Corp.	2,704,004	5,496,632

		17,323,610

Republic of Korea (South Korea)–4.7%
CJ CheilJedang Corp.	16,010	3,061,212

Hyundai Department Store Co., Ltd.	31,416	3,861,602

MegaStudy Co., Ltd.	14,397	2,235,220

NHN Corp.(a)	34,419	6,868,125

S1 Corp.	24,343	1,212,816

		17,238,975

Russia–3.7%
Gazprom–ADR	239,323	6,042,906

Mobile TeleSystems–ADR	106,487	2,222,384

Pharmstandard(a)	17,535	1,718,430

TNK-BP Holding	1,418,907	3,760,103

		13,743,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Emerging Markets Fund

	Shares	Value

South Africa–3.5%
AngloGold Ashanti Ltd.–ADR	54,325	$2,674,420

Naspers Ltd., Class N	136,532	8,040,621

Sasol Ltd.	43,600	2,291,887

		13,006,928

Thailand–4.1%
BEC World PCL	2,643,500	2,784,247

CP All PCL	1,564,200	2,036,651

Kasikornbank Public Co., Ltd.	1,388,900	6,012,654

Siam Commercial Bank Public Co., Ltd.	1,276,600	4,397,907

		15,231,459

Turkey–4.2%
Anadolu Efes Biracilik ve Malt Sanayii AS	211,403	3,203,906

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,424,253	2,308,781

Haci Omer Sabanci Holding AS	1,279,135	5,964,878

Tupras-Turkiye Petrol Rafinerileri AS	113,707	2,842,675

Turk Traktor ve Ziraat Makineleri AS	67,635	1,029,419

		15,349,659

United Kingdom–1.5%
African Barrick Gold Ltd.	558,263	5,318,067

Total Common Stocks–84.8%		311,729,414

Preferred Stocks–1.7%
Brazil–1.7%
Banco Nacional SA(a)	19,271,000	0

Cia de Transmissao de Energia Eletrica Paulista	190,000	6,306,627

Lojas Arapua SA(a)	31,632,300	0

Total Preferred Stocks–1.7%		6,306,627

Total Long-Term Investments–86.5% (Cost $252,940,783)		318,036,041

Money Market Funds–12.3%
United States–12.3%
Liquid Assets Portfolio–Institutional Class(c)	22,544,315	22,544,315

Premier Portfolio–Institutional Class(c)	22,544,315	22,544,315

Total Money Market Funds–12.3% (Cost $45,088,630)		45,088,630

TOTAL INVESTMENTS–98.8% (Cost $298,029,413)		363,124,671

FOREIGN CURRENCY–1.2% (Cost $4,410,902)		4,573,322

LIABILITIES IN EXCESS OF OTHER ASSETS–0.0%		(57,555)

NET ASSETS–100.0%		$367,640,438

Investment Abbreviations:

ADR	– American Depositary Receipt
BDR	– Bahamian Depositary Receipt
GDR	– Global Depositary Receipt

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(c)	The money market and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of December 31, 2010

Financials	17.7%

Consumer Discretionary	14.5

Information Technology	10.5

Telecommunication Services	9.0

Energy	7.2

Utilities	7.0

Consumer Staples	6.5

Materials	6.4

Industrials	4.5

Health Care	3.2

Money Market Funds Plus Other Assets Less Liabilities	13.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Emerging Markets Fund

Statement of Assets and Liabilities

December 31, 2010
(Unaudited)

Assets:
Investments at value (Cost $252,940,783)	$318,036,041

Investments in affiliated money markets, at value and cost	45,088,630

Foreign currency (Cost $4,410,902)	4,573,322

Receivables:
Investments sold	2,644,188

Dividends	846,598

Fund shares sold	143,790

Other	10,658

Total assets	371,343,227

Liabilities:
Payables:
Investments purchased	1,340,899

Fund shares repurchased	702,854

Foreign capital gains tax	595,779

Custodian bank	376,424

Distributor and affiliates	264,474

Trustees’ deferred compensation and retirement plans	3,012

Accrued expenses	419,347

Total liabilities	3,702,789

Net assets	$367,640,438

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$464,632,001

Net unrealized appreciation	65,250,766

Accumulated undistributed net investment income (loss)	(3,599,212)

Accumulated net realized gain (loss)	(158,643,117)

Net assets	$367,640,438

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $259,127,918 and 16,112,911 shares of beneficial interest issued and outstanding)	$16.08

Maximum sales charge (5.50% of offering price)	0.94

Maximum offering price to public	$17.02

Class B shares:
Net asset value and offering price per share (based on net assets of $39,776,923 and 3,003,246 shares of beneficial interest issued and outstanding)	$13.24

Class C shares:
Net asset value and offering price per share (based on net assets of $54,398,951 and 4,078,812 shares of beneficial interest issued and outstanding)	$13.34

Class Y shares:
Net asset value and offering price per share (based on net assets of $14,324,301 and 878,298 shares of beneficial interest issued and outstanding)	$16.31

Institutional Class shares:
Net asset value and offering price per share (based on net assets of $12,345 and 759 shares of beneficial interest issued and outstanding)	$16.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Emerging Markets Fund

Statement of Operations

For the six months ended December 31, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $543,183)	$4,110,130

Dividends from affiliated money market funds	32,213

Total income	4,142,343

Expenses:
Investment advisory fee	2,311,466

Distribution fees
Class A	317,991

Class B	199,714

Class C	263,823

Transfer agent fees — A,B,C and Y	488,881

Transfer agent fee — Institutional	122

Custody	234,322

Administrative services fees	62,695

Trustees’ and officers’ fees and benefits	10,157

Other	64,961

Total expenses	3,954,132

Expense reduction	27,128

Net expenses	3,927,004

Net investment income	215,339

Realized and unrealized gain (loss):
Realized gain (loss):
Investments	19,178,099

Foreign currency transactions	(274,302)

Net realized gain	18,903,797

Unrealized appreciation (depreciation):
Beginning of the period	11,044,365

End of the period:
Investments (Includes capital gain tax of $(595,779))	65,095,258

Foreign currency translation	155,508

65,250,766

Net unrealized appreciation during the period	54,206,401

Net realized and unrealized gain	73,110,198

Net increase in net assets from operations	$73,325,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Emerging Markets Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six months ended	For the year ended
	December 31,	June 30,
	2010	2010

From investment activities:
Operations:
Net investment income (loss)	$215,339	$(2,044,362)

Net realized gain	18,903,797	64,644,734

Net unrealized appreciation during the period	54,206,401	597,186

Net change in net assets from investment activities	73,325,537	63,197,558

From capital transactions:
Proceeds from shares sold	24,653,903	120,109,960

Cost of shares repurchased	(73,551,021)	(147,764,609)

Net change in net assets from capital transactions	(48,897,118)	(27,654,649)

Total increase in net assets	24,428,419	35,542,909

Net assets:
Beginning of the period	343,212,019	307,669,110

End of the period (including accumulated undistributed net investment income (loss) of $(3,599,212) and $(3,814,551), respectively)	$367,640,438	$343,212.019

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Emerging Markets Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months ended
	December 31,		Year ended June 30,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$13.13		$10.89		$22.14		$28.08		$20.87		$15.34

Net investment income (loss)(a)	0.02		(0.05)		0.04		(0.02)		(0.04)		0.03

Net realized and unrealized gain (loss)	2.93		2.29		(8.34)		1.65		9.53		5.60

Total from investment operations	2.95		2.24		(8.30)		1.63		9.49		5.63

Less:
Distributions from net investment income	-0-		-0-		-0-		-0-		0.04		0.10

Distributions from net realized gain	-0-		-0-		2.95		7.57		2.24		-0-

Total distributions	-0-		-0-		2.95		7.57		2.28		0.10

Net asset value, end of the period	$16.08		$13.13		$10.89		$22.14		$28.08		$20.87

Total return*	22.47	%(b)	20.57	%(b)	(33.20	)%(c)	1.46	%(c)	47.70	%(c)	36.73	%(c)

Net assets at end of the period (in millions)	$259.1		$227.8		$206.7		$398.0		$579.4		$332.7

Ratio of expenses to average net assets*	1.96	%(d)	2.00%		2.22%		1.83%		1.96%		2.14%

Ratio of net investment income (loss) to average net assets*	0.26	%(d)	(0.38)%		0.30%		(0.09)%		(0.16)%		0.16%

Portfolio turnover(e)	28%		130%		82%		104%		87%		73%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.97	%(d)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income to average net assets	0.25	%(d)	N/A		N/A		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $252,340.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A= Not applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Emerging Markets Fund

Financial Highlights—(continued)

(Unaudited)

	Class B Shares
	Six months ended
	December 31,		Year ended June 30,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$10.85		$9.07		$19.55		$25.70		$19.36		$14.27

Net investment income (loss)(a)	(0.03)		(0.13)		(0.05)		(0.21)		(0.20)		(0.11)

Net realized and unrealized gain (loss)	2.42		1.91		(7.48)		1.63		8.78		5.20

Total from investment operations	2.39		1.78		(7.53)		1.42		8.58		5.09

Less distributions from net realized gain	-0-		-0-		2.95		7.57		2.24		-0-

Net asset value, end of the period	$13.24		$10.85		$9.07		$19.55		$25.70		$19.36

Total return*	22.03	%(b)	19.63	%(b)	(33.74	)%(c)	0.67	%(c)	46.62	%(c)	35.67	%(c)

Net assets at end of the period (in millions)	$39.8		$36.3		$36.8		$81.2		$92.8		$73.0

Ratio of expenses to average net assets*	2.71	%(d)	2.75%		2.97%		2.59%		2.72%		2.89%

Ratio of net investment income (loss) to average net assets*	(0.49	)%(d)	(1.15)%		(0.48)%		(0.85)%		(0.92)%		(0.61)%

Portfolio turnover(e)	28%		130%		82%		104%		87%		73%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.72	%(d)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income (loss) to average net assets	(0.50	)%(d)	N/A		N/A		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $39,625.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A= Not applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Emerging Markets Fund

Financial Highlights—(continued)

(Unaudited)

	Class C Shares
	Six months ended
	December 31,		Year ended June 30,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$10.93		$9.13		$19.65		$25.80		$19.42		$14.32

Net investment income (loss)(a)	(0.03)		(0.13)		(0.05)		(0.20)		(0.20)		(0.11)

Net realized and unrealized gain (loss)	2.44		1.93		(7.52)		1.62		8.82		5.21

Total from investment operations	2.41		1.80		(7.57)		1.42		8.62		5.10

Less distributions from net realized gain	-0-		-0-		2.95		7.57		2.24		-0-

Net asset value, end of the period	$13.34		$10.93		$9.13		$19.65		$25.80		$19.42

Total return*	22.05	%(b)	19.72	%(b)	(33.78	)%(c)	0.67	%(c)	46.69	%(c)	35.61	%(c)

Net assets at end of the period (in millions)	$54.4		$46.9		$41.6		$85.1		$81.5		$58.2

Ratio of expenses to average net assets*	2.71	%(d)	2.75%		2.97%		2.59%		2.72%		2.89%

Ratio of net investment income (loss) to average net assets*	(0.49	)%(d)	(1.13)%		(0.47)%		(0.85)%		(0.92)%		(0.61)%

Portfolio turnover(e)	28%		130%		82%		104%		87%		73%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.72	%(d)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income (loss) to average net assets	(0.50	)%(d)	N/A		N/A		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $52,337.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A= Not applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Emerging Markets Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y Sharesˆ
											April 6, 2006
	Six months ended										(Commencement
	December 31,		Year ended June 30,								of Operations) to
	2010		2010		2009		2008		2007		June 30, 2006

Net asset value, beginning of the period	$13.30		$10.99		$22.27		$28.15		$20.89		$22.84

Net investment income (loss)(a)	0.04		(0.02)		0.08		0.04		0.09		0.05

Net realized and unrealized gain (loss)	2.97		2.33		(8.41)		1.65		9.49		(2.00)

Total from investment operations	3.01		2.31		(8.33)		1.69		9.58		(1.95)

Less:
Distributions from net investment income	-0-		-0-		-0-		-0-		0.08		-0-

Distributions from net realized gain	-0-		-0-		2.95		7.57		2.24		-0-

Total distributions	-0-		-0-		2.95		7.57		2.32		-0-

Net asset value, end of the period	$16.31		$13.30		$10.99		$22.27		$28.15		$20.89

Total return*	22.63	%(b)	21.02	%(b)	(33.08	)%(c)	1.65	%(c)	48.13	%(c)	(8.54	)%**(c)

Net assets at end of the period (in millions)	$14.3		$9.7		$22.6		$158.1		$6.4		$0.01

Ratio of expenses to average net assets*	1.71	%(d)	1.75%		1.85%		1.59%		1.68%		1.90%

Ratio of net investment income (loss) to average net assets*	0.48	%(d)	(0.16)%		0.54%		0.16%		0.38%		0.99%

Portfolio turnover(e)	28%		130%		82%		104%		87%		73%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.72	%(d)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income to average net assets	0.47	%(d)	N/A		N/A		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
(d)	Ratios are annualized and based on average net assets (000’s omitted) of $11,882.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
**	Non-Annualized.
N/A= Not applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Emerging Markets Fund

Financial Highlights—(continued)

(Unaudited)

	Institutional Class Shares
			June 1, 2010
	Six months ended		(Commencement of Operations) to
	December 31,		June 30,
	2010		2010

Net asset value, beginning of the period	$13.29		$13.18

Net investment income(a)	0.11		0.00(b )

Net realized and unrealized gain	2.87		0.11

Total from investment operations	2.98		0.11

Net asset value, end of the period	$16.27		$13.29

Total return*(c)	22.42%		0.83%

Net assets at end of the period (in thousands)	$12.3		$22,541.5

Ratio of expenses to average net assets*	1.44	%(d)	1.27%

Ratio of net investment income to average net assets*	1.56	%(d)	0.38%

Portfolio turnover(e)	28%		130%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.45	%(d)	N/A

Ratio of net investment income to average net assets	1.55	%(d)	N/A

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $10,636.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A=Not applicable.

Notes to Financial Statements

December 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Emerging Markets Fund, (the “Fund”) is a series portfolio of the AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Emerging Markets Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Series Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, and Class C Shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I Shares received Class Y Shares of the Fund. Information for the Acquired Fund’s — Class I Shares prior to the Reorganization is included with Class Y Shares throughout this report.
  The Fund’s investment objective is to seek to provide long-term capital appreciation by investing primarily in equities securities of emerging country issuers.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the

14        Invesco Van Kampen Emerging Markets Fund

security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

15        Invesco Van Kampen Emerging Markets Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	1.25%

Next $500 million	1.20%

Next $1.5 billion	1.15%

Over $2.5 billion	1.00%

16        Invesco Van Kampen Emerging Markets Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.10%, 2.85%, 2.85%, 1.85%, and 1.85%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the six months ended December 31, 2010, the Adviser waived advisory fees of $26,412.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended December 31, 2010, expenses incurred under the agreement are show in the Statement of Operations as administrative service fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended December 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended, December 31, 2010, expenses incurred under the plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended December 31, 2010, IDI advised the Fund that IDI retained $17,152 front-end sales commissions from the sale of Class A shares and $213, $25,044 and $1,236 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

17        Invesco Van Kampen Emerging Markets Fund

  During the six months ended December 31, 2010, there were no significant transfers between levels.

	Level 1	Level 2	Level 3	Total

Australia	$3,541,367	$—	$—	$3,541,367

Bermuda	6,995,497	—	—	6,995,497

Brazil	54,217,307	—	—	54,217,307

Cayman Islands	3,079,402	14,557,722	—	17,637,124

China	—	20,534,060	—	20,534,060

Czech Republic	—	2,262,430	—	2,262,430

Egypt	1,996,413	—	—	1,996,413

Greece	—	1,100,014	—	1,100,014

Indonesia	—	22,384,261	—	22,384,261

Israel	4,421,667	—	—	4,421,667

Luxembourg	1,180,373	1,437,443	—	2,617,816

Malaysia	—	12,430,948	—	12,430,948

Mexico	37,301,637	—	—	37,301,637

Nigeria	—	2,494,284	—	2,494,284

Philippines	—	30,888,695	—	30,888,695

Republic of China (Taiwan)	—	17,323,610	—	17,323,610

Republic of Korea (South Korea)	—	17,238,975	—	17,238,975

Russia	13,743,823	—	—	13,743,823

South Africa	2,674,420	10,332,508	—	13,006,928

Thailand	—	15,231,459	—	15,231,459

Turkey	—	15,349,659	—	15,349,659

United Kingdom	—	5,318,067	—	5,318,067

United States	45,088,630	—	—	45,088,630

Total Investments	$174,240,536	$188,884,135	$—	$363,124,671

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended December 31, 2010, the Fund engaged in securities purchases of $0 and securities sales of $3,092,694 which resulted in net realized gains of $36,537.

NOTE 5—Expense Offset Arrangements(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended December 31, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $716.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended December 31, 2010, the Fund paid legal fees of $832 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

18        Invesco Van Kampen Emerging Markets Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of June 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

June 30, 2011	$511,061

June 30, 2017	54,789,067

June 30, 2018	118,971,060

Total capital loss carryforward	$174,271,188

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended December 31, 2010 was $89,686,929 and $163,574,563, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$62,717,557

Aggregate unrealized (depreciation) of investment securities	(3,346,867)

Net unrealized appreciation of investment securities	$59,370,690

Cost of investments for tax purposes is $303,753,981.

19        Invesco Van Kampen Emerging Markets Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended				Year ended
	December 31, 2010(a)				June 30, 2010
	Shares		Amount		Shares	Amount

Sales:
Class A	1,109,122(c	)	$16,903,745(c	)	3,796,664	$50,945,216

Class B	145,223		1,805,279		629,463	6,943,479

Class C	140,657		1,798,059		744,332	8,299,944

Class Y	251,189		3,947,263		2,319,367	31,379,253

Institutional Class	10,131		199,557		1,696,174	22,542,068

Total sales	1,656,322		$24,653,903		9,186,000	$120,109,960

Repurchases:(b)
Class A	(2,345,259)		$(35,498,451)		(5,428,384)	$(72,867,029)

Class B	(483,017	)(c)	(6,003,797	)(c)	(1,345,071)	(14,946,756)

Class C	(356,465)		(4,460,543)		(1,008,404)	(11,202,681)

Class Y	(99,076)		(1,512,082)		(3,649,966)	(48,748,143)

Institutional Class	(1,705,546)		(26,076,148)		-0-	-0-

Total repurchases	(4,989,363)		$(73,551,021)		(11,431,825)	$(147,764,609)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $6,824 and $14,847 allocated among the classes based on relative net assets of each class for the six months ended December 31, 2010 and the year ended June 30, 2010, respectively.
(c)	Includes automatic conversion of 157,078 Class B shares into 129,569 Class A shares at a value of $1,947,491.

NOTE 11—Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Developing Markets Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

20        Invesco Van Kampen Emerging Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010 through December 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(07/01/10)	(12/31/10)[1]	Period[2]	(12/31/10)	Period[2]	Ratio
A	$1,000.00	$1,224.70	$10.99	$1,015.32	$9.96	1.96%

B	1,000.00	1,219.20	15.16	1,011.54	13.74	2.71%

C	1,000.00	1,220.50	15.17	1,011.54	13.74	2.71%

Y	1,000.00	1,227.20	9.60	1,016.59	8.69	1.71%

Institutional	1,000.00	1.224.20	8.07	1,017.95	7.32	1.44%

[1]	The actual ending account value is based on the actual total return of the Fund for the period July 1, 2010 through December 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

21        Invesco Van Kampen Emerging Markets Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-EMKT-SAR-1     Invesco Distributors, Inc.

Invesco Van Kampen Global Equity Allocation Fund
Semiannual Report to Shareholders ■ December 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
14	Notes to Financial Statements
21	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 6/30/10 to 12/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.27%

Class B Shares	22.36

Class C Shares	21.83

Class Y Shares	22.43

MSCI World Index▼ (Broad Market/Style-Specific Index)	23.96

MSCI All Country World Index▼ (Former Broad Market Index)	24.32

Custom Invesco Van Kampen Global Equity Allocation Index▪ (Former Style-Specific Index)	24.32

Lipper Global Large-Cap Core Funds Index▼ (Peer Group Index)	23.48

▼	Lipper Inc.; ▪Invesco, Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
The MSCI All Country World Index is an index considered representative of stock markets of developed and emerging markets.
     The Custom Invesco Van Kampen Global Equity Allocation Index was created by Invesco to serve as a benchmark for Invesco Van Kampen Global Equity Allocation Fund. From December 31, 1992, the index was composed of the MSCI World Net Index. From October 31, 2005, the index was composed of the MSCI AC World Free Net Index.
     The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.
     The MSCI AC World Free Net Index is Morgan Stanley Capital International’s market capitalization-weighted index composed of companies representative of the market structure of 47 developed and emerging market countries in the Americas, Europe/Middle East and Asia/Pacific regions.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2     Invesco Van Kampen Global Equity Allocation Fund

Average Annual Total Returns
As of 12/31/10, including maximum applicable sales charges

Class A Shares

Inception (1/4/93)		6.71%

10	Years	2.17

5	Years	2.36

1	Year	3.01

Class B Shares

Inception (8/1/95)		5.81%

10	Years	2.59

5	Years	3.22

1	Year	4.02

Class C Shares

Inception (1/4/93)		6.25%

10	Years	2.00

5	Years	2.75

1	Year	7.14

Class Y Shares

Inception (9/18/09)		10.39%

1	Year	9.23
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Global Equity Allocation Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Global Equity Allocation Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.70%, 1.70%, 2.45% and 1.45%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.83%, 1.83%, 2.58% and 1.58%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3     Invesco Van Kampen Global Equity Allocation Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisers with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best — manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change — investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us. Sincerely,
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4     Invesco Van Kampen Global Equity Allocation Fund

Schedule of Investments

December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks–96.9%
Australia–4.7%
Australia and New Zealand Banking Group Ltd.	76,561	$1,828,459

BHP Billiton Ltd.	91,043	4,232,128

Macquarie Group Ltd.	42,184	1,596,826

Telstra Corp., Ltd.	612,188	1,746,948

		9,404,361

Bermuda–2.3%
Esprit Holdings Ltd.	595,585	2,835,097

PartnerRe Ltd.	21,453	1,723,749

		4,558,846

Brazil–1.5%
Banco Santander Brazil SA	45,800	623,100

CEMIG–ADR(a)	31,438	521,556

PDG Realty SA	107,600	658,564

Petroleo Brasileiro SA–ADR	16,045	607,143

Vale SA–ADR	17,796	615,208

		3,025,571

Canada–2.3%
Nexen, Inc.	109,524	2,511,462

Toronto-Dominion Bank	28,609	2,136,396

		4,647,858

Cayman Islands–0.5%
Chaoda Modern Agriculture Holdings Ltd.	374,000	280,519

China Dongxiang Group Co.	713,000	308,213

Renhe Commercial Holdings Co., Ltd.	3,012,000	527,007

		1,115,739

China–1.8%
Cheung Kong Holdings Ltd.	132,000	2,031,680

China Construction Bank Corp., Class H	375,196	335,905

China Minsheng Banking Corp., Ltd., Class H	441,000	377,296

China Unicom (Hong Kong) Ltd.	306,000	436,384

CNOOC Ltd.	189,000	449,703

		3,630,968

Finland–0.9%
Nokia Oyj–ADR(a)	168,030	1,734,070

France–4.5%
BNP Paribas	37,063	2,366,110

Bouygues SA	49,838	2,152,122

Sanofi-Aventis SA	32,984	2,118,044

Total SA, Class B	45,908	2,437,854

		9,074,130

Germany–1.3%
Salzgitter AG	33,668	2,599,104

India–0.4%
Grasim Industries, Ltd.	5,726	299,995

Oil & Natural Gas Corp., Ltd.	14,723	424,157

		724,152

Indonesia–0.2%
PT Telekomunikasi Indonesia,Tbk	396,000	350,351

Ireland–0.2%
Dragon Oil PLC(b)	51,797	434,471

Italy–1.0%
ENI SpA	96,580	2,108,838

Japan–13.9%
Canon, Inc.	40,304	2,066,171

FUJIFILM Holdings Corp.	58,366	2,110,637

Mitsubishi Corp.	114,131	3,089,789

Mitsubishi UFJ Financial Group, Inc.	564,001	3,049,593

Murata Manufacturing Co., Inc.	29,100	2,039,401

Nippon Telegraph & Telephone Corp. (NTT)	67,400	3,083,566

Nippon Yusen Kabushiki Kaisha	611,429	2,711,103

Nissan Motor Co., Ltd.	394,704	3,757,928

Seven & I Holdings Co., Ltd.	69,500	1,857,556

Sumitomo Chemical Co., Ltd.	502,700	2,476,660

Takeda Pharmaceutical Co., Ltd.	37,555	1,847,915

		28,090,319

Mexico–0.5%
America Movil SAB de CV, Class L	172,400	494,167

Desarrolladora Homex SAB de CV–ADR(b)	14,645	495,147

		989,314

Netherlands–1.7%
TNT NV	70,344	1,859,528

Unilever NV, CVA	51,712	1,610,094

		3,469,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Global Equity Allocation Fund

	Shares	Value

Norway–2.1%
StatoilHydro ASA	77,239	$1,834,659

Yara International ASA	41,731	2,413,726

		4,248,385

Poland–0.3%
KGHM Polska Miedz SA	10,695	626,638

Republic of China (Taiwan)–0.9%
AU Optronics Corp.–ADR(b)	37,026	385,811

HTC Corp.	22,650	699,158

Powertech Technology, Inc.	161,000	534,086

U-Ming Marine Transport Corp.	92,000	200,367

		1,819,422

Republic of Korea (South Korea)–2.2%
Dongbu Insurance Co., Ltd.	8,750	346,947

Hyundai Mipo Dockyard Co., Ltd.(b)	3,467	684,296

Hyundai Mobis(b)	3,418	856,834

LG Electronics, Inc.(b)	2,708	284,390

Lotte Shopping Co., Ltd.(b)	527	219,641

POSCO	1,365	584,589

Samsung Electronics Co., Ltd.	956	799,404

Shinhan Financial Group Co., Ltd.(b)	9,870	460,061

SK Telecom Co., Ltd.	1,753	267,993

		4,504,155

Russia–0.7%
Gazprom–ADR	18,622	470,206

Magnitogorsk Iron & Steel Works–GDR	31,895	464,072

Rosneft Oil Co.–GDR(b)	28,650	205,134

Rosneft Oil Co.–GDR	27,418	196,313

		1,335,725

South Africa–1.3%
Barloworld Ltd.	61,858	629,144

Sasol Ltd.	9,177	482,400

Standard Bank Group Ltd.	32,631	532,746

Steinhoff International Holdings Ltd.(b)	158,250	588,558

Tiger Brands Ltd.(b)	14,859	436,759

		2,669,607

Spain–3.2%
Banco Santander SA	208,168	2,211,849

Iberdrola SA	299,064	2,305,119

Telefonica SA	85,325	1,937,818

		6,454,786

Switzerland–5.8%
ACE Ltd.	71,349	4,441,475

Holcim Ltd.	31,085	2,348,829

Swisscom AG	5,905	2,597,580

Zurich Financial Services AG	8,671	2,246,114

		11,633,998

Thailand–0.4%
Bangkok Bank PCL–NVDR	92,500	451,070

PTT PCL	28,500	302,538

		753,608

Turkey–0.2%
Asya Katilim Bankasi AS	214,576	395,258

Enka Insaat ve Sanayi AS	1	4

		395,262

United Kingdom–6.4%
Barclays PLC	340,998	1,402,883

GlaxoSmithKline PLC–ADR	46,063	1,806,591

Imperial Tobacco Group PLC	112,063	3,438,437

National Grid PLC	192,118	1,675,026

Royal Dutch Shell PLC, Class B	141,102	4,668,450

		12,991,387

United States–35.7%
3M Co.	28,553	2,464,124

Apache Corp.	19,044	2,270,616

Archer-Daniels-Midland Co.	128,538	3,866,423

Avon Products, Inc.	55,910	1,624,745

Bank of America Corp.	190,448	2,540,576

Bank of New York Mellon Corp.	72,054	2,176,031

Best Buy Co., Inc.	41,342	1,417,617

Chevron Corp.	48,380	4,414,675

Coach, Inc.	67,989	3,760,472

ConocoPhillips	53,383	3,635,382

CVS Caremark Corp.	74,184	2,579,378

Energen Corp.	63,794	3,078,698

GameStop Corp., Class A(b)	96,519	2,208,355

General Dynamics Corp.	57,078	4,050,255

Gilead Sciences, Inc.(b)	49,929	1,809,427

Johnson & Johnson	57,436	3,552,417

Merck & Co., Inc.	99,797	3,596,684

Microsoft Corp.	74,716	2,086,071

Morgan Stanley	86,473	2,352,930

Oracle Corp.	122,494	3,834,062

Pfizer, Inc.	102,030	1,786,545

Stryker Corp.	34,936	1,876,063

Valero Energy Corp.	102,979	2,380,874

WellPoint, Inc.(b)	61,848	3,516,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Global Equity Allocation Fund

	Shares	Value

United States–(continued)

Western Digital Corp.(b)	102,721	$3,482,242

WR Berkley Corp.	58,050	1,589,409

		71,950,748

Total Common Stocks–96.9%		195,341,435

Preferred Stocks–1.6%
Brazil–0.2%
Usinas Siderurgicas de Minas Gerais SA, Class A	31,494	363,509

Germany–1.4%
Porsche, Automobil Holdings SE	36,349	2,897,875

Total Preferred Stocks–1.6%		3,261,384

Total Long-Term Investments–98.5% (Cost $173,865,053)		198,602,819

Money Market Funds–1.0%
Liquid Assets Portfolio–Institutional Class(c)	1,033,678	1,033,678

Premier Portfolio–Institutional Class(c)	1,033,678	1,033,678

Total Money Market Funds–1.0% (Cost $2,067,356)		2,067,356

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.5% (Cost $175,932,409)		200,670,175

Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds–0.9%
Liquid Assets Portfolio–Institutional Class(c)(d) (Cost $1,741,395)	1,741,395	1,741,395

TOTAL INVESTMENTS–100.4% (Cost $177,673,804)		202,411,570

FOREIGN CURRENCY–0.0% (Cost $40,125)		40,265

OTHER ASSETS IN EXCESS OF LIABILITIES–(0.4)%		(838,103)

NET ASSETS–100.0%		$201,613,732

Investment Abbreviations:

ADR	– American Depositary Receipt
CVA	– Certification Van Aandelen
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depository Receipt

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	All or portion of this security was out on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1(I).

Portfolio Composition

By Sector, based on Net Assets
as of December 31, 2010

Financials	18.7%

Energy	14.8

Health Care	10.9

Consumer Discretionary	10.0

Information Technology	9.8

Materials	8.4

Consumer Staples	7.8

Industrials	7.8

Telecommunication Services	6.5

Utilities	3.8

Money Market Funds Plus Other Assets Less Liabilities	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Global Equity Allocation Fund

Statement of Assets and Liabilities

December 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $173,865,053)*	$198,602,819

Investment in affiliated money market funds, at value and cost	3,808,751

Foreign currency (Cost $40,125)	40,265

Receivables:
Investments sold	1,186,805

Dividends	384,790

Fund shares sold	27,215

Other	33,834

Total assets	204,084,479

Liabilities:
Payables:
Collateral upon return of securities loaned	1,741,395

Fund shares repurchased	292,758

Distributor and affiliates	91,626

Foreign capital gains tax	16,063

Custodian bank	3,466

Trustees’ deferred compensation and retirement plans	2,061

Accrued expenses	323,378

Total liabilities	2,470,747

Net assets	$201,613,732

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$201,800,829

Net unrealized appreciation	24,742,331

Accumulated undistributed net investment income (loss)	(325,488)

Accumulated net realized gain (loss)	(24,603,940)

Net assets	$201,613,732

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $159,975,462 and 9,161,588 shares of beneficial interest issued and outstanding)	$17.46

Maximum sales charge (5.50% of offering price)	1.02

Maximum offering price to public	$18.48

Class B shares:
Net asset value and offering price per share (based on net assets of $17,823,030 and 1,093,009 shares of beneficial interest issued and outstanding)	$16.31

Class C shares:
Net asset value and offering price per share (based on net assets of $23,335,313 and 1,452,372 shares of beneficial interest issued and outstanding)	$16.07

Class Y shares:
Net asset value and offering price per share (based on net assets of $479,927 and 27,400 shares of beneficial interest issued and outstanding)	$17.52

*	At December 31, 2010, securities with an aggregate value of $1,717,527 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Global Equity Allocation Fund

Statement of Operations

For the six months ended December 31, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $89,407)	$2,160,311

Dividends from affiliated money market funds (includes securities lending income of $24,751)	30,400

Other	17,702

Total income	2,208,413

Expenses:
Investment advisory fee	987,396

Distribution fees
Class A	194,813

Class B	22,737

Class C	115,764

Transfer agent fees	318,635

Custody	189,135

Administrative services fees	25,205

Trustees’ and officers’ fees and benefits	6,572

Other	70,984

Total expenses	1,931,241

Expense reduction	169,958

Net expenses	1,761,283

Net investment income	447,130

Realized and unrealized gain (loss):
Realized gain:
Investments	4,392,381

Foreign currency transactions (net of foreign taxes of $11,861)	23,510

Net realized gain	4,415,891

Unrealized appreciation (depreciation):
Beginning of the period	(9,259,614)

End of the period:
Investments (includes capital gain tax of $(16,063))	24,721,703

Foreign currency translation	20,628

24,742,331

Net unrealized appreciation during the period	34,001,945

Net realized and unrealized gain	38,417,836

Net increase in net assets from operations	$38,864,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Global Equity Allocation Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six months ended	For the year ended
	December 31,	June 30,
	2010	2010

From investment activities:
Operations:
Net investment income	$447,130	$263,909

Net realized gain	4,415,891	6,861,111

Net unrealized appreciation during the period	34,001,945	12,942,845

Net change in net assets from investment activities	38,864,966	20,067,865

From capital transactions:
Proceeds from shares sold	4,702,505	15,635,324

Cost of shares repurchased	(24,008,295)	(51,559,031)

Net change in net assets from capital transactions	(19,305,790)	(35,923,707)

Total increase (decrease) in net assets	19,559,176	(15,855,842)

Net assets:
Beginning of the period	182,054,556	197,910,398

End of the period (including accumulated undistributed net investment income (loss) of $(325,488) and $(772,618), respectively)	$201,613,732	$182,054,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Global Equity Allocation Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months ended
	December 31,		Year ended June 30,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$14.28		$13.08		$18.11		$19.89		$15.84		$13.64

Net investment income(a)	0.04		0.03		0.10		0.13		0.11		0.09

Net realized and unrealized gain (loss)	3.14		1.17		(5.05)		(1.62)		4.10		2.23

Total from investment operations	3.18		1.20		(4.95)		(1.49)		4.21		2.32

Less:
Distributions from net investment income	-0-		-0-		0.06		0.29		0.16		0.12

Return of capital distributions	-0-		-0-		0.02		-0-		-0-		-0-

Total distributions	-0-		-0-		0.08		0.29		0.16		0.12

Net asset value, end of the period	$17.46		$14.28		$13.08		$18.11		$19.89		$15.84

Total return*	22.27	%(b)	9.17	%(b)	(27.19	)%(c)	(7.64	)%(c)	26.70	%(c)	17.07	%(c)

Net assets at end of the period (in millions)	$160.0		$142.5		$150.7		$240.8		$263.6		$218.8

Ratio of expenses to average net assets*	1.70	%(d)	1.70%		1.70%		1.70%		1.70%		1.70%

Ratio of net investment income to average net assets*	0.54	%(d)	0.22%		0.78%		0.69%		0.61%		0.62%

Portfolio turnover(e)	21%		124%		54%		36%		18%		35%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.87	%(d)	1.88%		2.05%		1.74%		1.76%		1.93%

Ratio of net investment income to average net assets	0.37	%(d)	0.04%		0.43%		0.65%		0.55%		0.39%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are based on average daily net assets (000’s omitted) of $154,464.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Global Equity Allocation Fund

Financial Highlights—(continued)

(Unaudited)

	Class B Shares
	Six months ended
	December 31,		Year ended June 30,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$13.33		$12.21		$16.87		$18.59		$14.82		$12.74

Net investment income(a)	0.04		0.03		0.10		0.09		0.09		0.10

Net realized and unrealized gain (loss)	2.94		1.09		(4.69)		(1.52)		3.85		2.10

Total from investment operations	2.98		1.12		(4.59)		(1.43)		3.94		2.20

Less:
Distributions from net investment income	-0-		-0-		0.06		0.29		0.17		0.12

Return of capital distributions	-0-		-0-		0.01		-0-		-0-		-0-

Total distributions	-0-		-0-		0.07		0.29		0.17		0.12

Net asset value, end of the period	$16.31		$13.33		$12.21		$16.87		$18.59		$14.82

Total return*	22.36	%(b)(c)	9.17	%(b)(c)	(27.08	)%(d)(e)	(7.88	)%(d)(e)	26.73	%(d)(e)	17.29	%(d)(e)

Net assets at end of the period (in millions)	$17.8		$17.2		$24.6		$52.1		$65.2		$81.9

Ratio of expenses to average net assets*	1.70	%(c)(f)	1.70	%(c)	1.61	%(e)	1.89	%(e)	1.71	%(e)	1.58	%(e)

Ratio of net investment income to average net assets*	0.54	%(c)(f)	0.19	%(c)	0.83	%(e)	0.49	%(e)	0.56	%(e)	0.67	%(e)

Portfolio turnover(g)	21%		124%		54%		36%		18%		35%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.87	%(c)(f)	1.88	%(c)	1.96	%(e)	1.94	%(e)	1.78	%(e)	1.81	%(e)

Ratio of net investment income to average net assets	0.37	%(c)(f)	0.01	%(c)	0.48	%(e)	0.44	%(e)	0.49	%(e)	0.44	%(e)

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual Rule 12b-1 fees of 0.25%.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual Rule 12b-1 fees of less than 1%.
(f)	Ratios are based on average daily net assets (000’s omitted) of $18,035.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Global Equity Allocation Fund

Financial Highlights—(continued)

(Unaudited)

	Class C Shares
	Six months ended
	December 31,		Year ended June 30,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$13.19		$12.17		$16.84		$18.54		$14.79		$12.73

Net investment income (loss)(a)	(0.02)		(0.08)		(0.00	)(b)	(0.01)		(0.02)		(0.02)

Net realized and unrealized gain (loss)	2.90		1.10		(4.67)		(1.52)		3.81		2.09

Total from investment operations	2.88		1.02		(4.67)		(1.53)		3.79		2.07

Less distributions from net investment income	-0-		-0-		-0-		0.17		0.04		0.01

Net asset value, end of the period	$16.07		$13.19		$12.17		$16.84		$18.54		$14.79

Total return*	21.83	%(c)	8.38	%(c)	(27.73	)%(d)	(8.35	)%(d)	25.66	%(d)	16.27	%(d)

Net assets at end of the period (in millions)	$23.3		$22.2		$22.7		$35.9		$40.9		$34.3

Ratio of expenses to average net assets*	2.45	%(e)	2.45%		2.45%		2.45%		2.46%		2.45%

Ratio of net investment income (loss) to average net assets*	(0.21	)%(e)	(0.53)%		0.02%		(0.07)%		(0.15)%		(0.16)%

Portfolio turnover(f)	21%		124%		54%		36%		18%		35%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.62	%(e)	2.63%		2.80%		2.49%		2.52%		2.68%

Ratio of net investment income (loss) to average net assets	(0.38	)%(e)	(0.71)%		(0.33)%		(0.11)%		(0.21)%		(0.39)%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Ratios are based on average daily net assets (000’s omitted) of $22,955.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Global Equity Allocation Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y Sharesˆ
			September 18, 2009
			(commencement
	Six months ended		of operations) to
	December 31,		June 30,
	2010		2010

Net asset value, beginning of the period	$14.31		$15.43

Net investment income(a)	0.07		0.07

Net realized and unrealized gain (loss)	3.14		(1.19)

Total from investment operations	3.21		(1.12)

Net asset value, end of the period	$17.52		$14.31

Total return*(b)	22.43%		(7.26)%

Net assets at end of the period (in millions)	$0.5		$0.2

Ratio of expenses to average net assets*	1.45	%(c)	1.45%

Ratio of net investment income to average net assets*	0.90	%(c)	0.54%

Portfolio turnover(d)	21%		124%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.62	%(c)	1.59%

Ratio of net investment income to average net assets	0.73	%(c)	0.40%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are based on average daily net assets (000’s omitted) of $282.
(d)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

Notes to Financial Statements

December 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Global Equity Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Global Equity Allocation Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Series Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B and Class C shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund. Information for the Acquired Fund’s Class I shares prior to the Reorganization are included with Class Y shares throughout this report.
  The Fund’s investment objective is to seek long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Fund’s investment adviser and with stock selection within each country designed to replicate a broad market index.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert.

14        Invesco Van Kampen Global Equity Allocation Fund

Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

15        Invesco Van Kampen Global Equity Allocation Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

16        Invesco Van Kampen Global Equity Allocation Fund

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $750 million	1.00%

Next $500 million	0.95%

Over $1.25 billion	0.90%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.70%, 2.45%, 2.45% and 1.45%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended December 31, 2010, the Adviser waived advisory fees of $169,339.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended December 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended December 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended December 31, 2010, expenses incurred under the plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended December 31, 2010, IDI advised the Fund that IDI retained $4,686 in front-end sales commissions from the sale of Class A shares and $332, $11,256 and $1,878 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

17        Invesco Van Kampen Global Equity Allocation Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended December 31, 2010, there were no significant transfers between levels.

	Level 1	Level 2	Level 3	Total

Australia	$—	$9,404,361	$—	$9,404,361

Bermuda	1,723,749	2,835,097	—	4,558,846

Brazil	3,389,080	—	—	3,389,080

Canada	4,647,858	—	—	4,647,858

Cayman Islands	—	1,115,739	—	1,115,739

China	—	3,630,968	—	3,630,968

Finland	1,734,070	—	—	1,734,070

France	—	9,074,130	—	9,074,130

Germany	—	5,496,979	—	5,496,979

India	—	724,152	—	724,152

Indonesia	—	350,351	—	350,351

Ireland	—	434,471	—	434,471

Italy	—	2,108,838	—	2,108,838

Japan	—	28,090,319	—	28,090,319

Mexico	989,314	—	—	989,314

Netherlands	—	3,469,622	—	3,469,622

Norway	—	4,248,385	—	4,248,385

Poland	—	626,638	—	626,638

Republic of China (Taiwan)	385,811	1,433,611	—	1,819,422

Republic of Korea (South Korea)	—	4,504,155	—	4,504,155

Russia	1,335,725	—	—	1,335,725

South Africa	—	2,669,607	—	2,669,607

Spain	—	6,454,786	—	6,454,786

Switzerland	4,441,475	7,192,523	—	11,633,998

Thailand	—	753,608	—	753,608

Turkey	—	395,262	—	395,262

United Kingdom	1,806,591	11,184,796	—	12,991,387

United States	75,759,499	—	—	75,759,499

	$96,213,172	$106,198,398	$—	$202,411,570

18        Invesco Van Kampen Global Equity Allocation Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended December 31, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $619.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended December 31, 2010, the Fund paid legal fees of $715 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of June 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

June 30, 2012	$755,909

June 30, 2017	3,751,085

June 30, 2018	20,843,367

Total capital loss carryforward	$25,350,361

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended December 31, 2010 was $39,503,669 and $58,131,391, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$25,517,267

Aggregate unrealized (depreciation) of investment securities	(2,022,687)

Net unrealized appreciation of investment securities	$23,494,580

Cost of investments for tax purposes is $178,916,990.

19        Invesco Van Kampen Global Equity Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity

	For the				For the
	six months ended				year ended
	December 31, 2010 (a)				June 30, 2010
	Shares		Amount		Shares	Amount

Sales:
Class A	229,139	(b)	$3,715,930	(b)	767,885	$11,808,185

Class B	25,521		383,778		114,001	1,632,391

Class C	18,597		275,946		138,446	1,959,108

Class Y	19,348		326,851		15,218	235,640

Total sales	292,605		$4,702,505		1,035,550	$15,635,324

Repurchases:
Class A	(1,045,256)		$(16,904,934)		(2,311,115)	$(35,390,850)

Class B	(219,279	)(b)	(3,313,842	)(b)	(838,317)	(11,637,862)

Class C	(253,169)		(3,718,128)		(313,255)	(4,484,646)

Class Y	(4,305)		(71,391)		(2,861)	(45,673)

Total repurchases	(1,522,009)		$(24,008,295)		(3,465,548)	$(51,559,031)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Includes automatic conversion of 108,866 Class B Shares into 101,676 Class A Shares at a value of $1,645,880.

NOTE 10—Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Global Core Equity Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

20        Invesco Van Kampen Global Equity Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010 through December 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(07/01/10)	(12/31/10)[1]	Period[2]	(12/31/10)	Period[2]	Ratio
A	$1,000.00	$1,222.69	$9.52	$1,016.64	$8.64	1.70%

B	1,000.00	1,223.56	9.53	1,016.64	8.64	1.70

C	1,000.00	1,218.35	13.70	1,012.85	12.43	2.45

Y	1,000.00	1,224.32	8.13	1,017.90	7.37	1.45

[1]	The actual ending account value is based on the actual total return of the Fund for the period July 1, 2010 through December 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

21        Invesco Van Kampen Global Equity Allocation Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-GEA-SAR-1     Invesco Distributors, Inc.

Invesco Van Kampen Global Franchise Fund
Semiannual Report to Shareholders ■ December 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 6/30/10 to 12/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.84%

Class B Shares	18.64

Class C Shares	18.42

Class Y Shares	19.06

MSCI World Index▼ (Broad Market/Style-Specific Index)	23.96

Lipper Global Large-Cap Core Funds Index▼ (Peer Group Index)	23.48

▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not

2      Invesco Van Kampen Global Franchise Fund

Average Annual Total Returns
As of 12/31/10, including maximum applicable sales charges

Class A Shares

Inception (9/25/98)		11.54%

10	Years	8.64

5	Years	5.77

1	Year	8.80

Class B Shares

Inception (9/25/98)		11.49%

10	Years	8.70

5	Years	6.32

1	Year	9.63

Class C Shares

Inception (9/25/98)		11.28%

10	Years	8.45

5	Years	6.19

1	Year	13.30

Class Y Shares

Inception (10/13/06)		5.30%

1	Year	15.46
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Global Franchise Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Global Franchise Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, and Class Y shares was 1.26%, 1.53%, 2.01% and 1.01%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3      Invesco Van Kampen Global Franchise Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisers with a sound investment process.”
      Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best — manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change — investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4      Invesco Van Kampen Global Franchise Fund

Schedule of Investments

December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.91%
Finland–4.35%
Kone OYJ–Class B	1,293,597	$71,954,212

France–3.11%
Danone S.A.	818,469	51,457,508

Ireland–4.79%
Accenture PLC–Class A	758,030	36,756,874

Experian PLC	3,416,467	42,525,462

		79,282,336

Japan–2.83%
Kao Corp.	1,736,100	46,763,349

Netherlands–6.44%
Reed Elsevier NV	4,265,509	52,851,183

Wolters Kluwer NV	2,452,644	53,782,657

		106,633,840

Sweden–6.21%
Swedish Match A.B.	3,546,722	102,813,485

Switzerland–9.51%
Nestle S.A.	1,911,194	112,043,978

Novartis AG	769,942	45,360,274

		157,404,252

United Kingdom–24.73%
Admiral Group PLC	1,063,831	25,161,305

British American Tobacco PLC	1,919,299	73,923,743

Diageo PLC	1,504,864	27,885,110

Imperial Tobacco Group PLC	3,210,998	98,567,569

Reckitt Benckiser Group PLC	1,912,857	105,174,521

Unilever PLC	2,565,478	78,552,048

		409,264,296

United States–37.94%
Brown-Forman Corp.–Class B	459,000	31,955,580

Career Education Corp.(a)	628,832	13,035,687

CVS Caremark Corp.	672,232	23,373,507

Dr Pepper Snapple Group, Inc.	825,000	29,007,000

FLIR Systems, Inc.(a)	1,185,583	35,271,094

Fortune Brands, Inc.	1,063,169	64,055,932

Johnson & Johnson	1,000,156	61,859,649

Kellogg Co.	1,393,639	71,187,080

McGraw-Hill Cos., Inc. (The)	457,304	16,650,439

Philip Morris International Inc.	1,462,077	85,575,367

Procter & Gamble Co. (The)	1,128,463	72,594,025

Scotts Miracle-Gro Co. (The)–Class A	800,544	40,643,619

Visa Inc., Class A	407,635	28,689,350

Weight Watchers International, Inc.	550,543	20,639,857

WellPoint Inc.(a)	584,386	33,228,188

		627,766,374

TOTAL INVESTMENTS–99.91% (Cost $1,229,830,006)		1,653,339,652

FOREIGN CURRENCY–0.00%		6

OTHER ASSETS LESS LIABILITIES–0.09%		1,501,900

NET ASSETS–100.00%		$1,654,841,558

Notes to Schedule of Investments:

(a)	Non-income producing security.

Portfolio Composition

By sector, based on Net Assets
as of December 31, 2010

Consumer Staples	61.1%

Consumer Discretionary	13.3

Health Care	8.5

Industrials	6.9

Information Technology	6.1

Materials	2.5

Financials	1.5

Other Assets Less Liabilities	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Global Franchise Fund

Statement of Assets and Liabilities

December 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,229,830,006)	$1,653,339,652

Foreign currencies, at value (Cost $6)	6

Receivable for:
Investments sold	4,603,625

Fund shares sold	2,019,341

Dividends	2,899,414

Investment for trustee deferred compensation and retirement plans	3,029

Other assets	27,763

Total assets	1,662,892,830

Liabilities:
Payable for:
Fund shares reacquired	4,511,695

Amount due custodian	1,842,827

Accrued fees to affiliates	1,356,251

Accrued other operating expenses	330,609

Trustee deferred compensation and retirement plans	9,890

Total liabilities	8,051,272

Net assets applicable to shares outstanding	$1,654,841,558

Net assets consist of:
Shares of beneficial interest	$1,403,500,523

Undistributed net investment income	5,367,865

Undistributed net realized gain (loss)	(177,719,594)

Unrealized appreciation	423,692,764

$1,654,841,558

Net Assets:
Class A	$1,115,156,915

Class B	$217,640,503

Class C	$252,030,773

Class Y	$70,013,367

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	51,712,067

Class B	10,608,739

Class C	12,050,827

Class Y	3,251,304

Class A:
Net asset value per share	$21.56

Maximum offering price per share (Net asset value of $21.56 divided by 94.50%)	$22.81

Class B:
Net asset value and offering price per share	$20.52

Class C:
Net asset value and offering price per share	$20.91

Class Y:
Net asset value and offering price per share	$21.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Global Franchise Fund

Statement of Operations

For the six months ended December 31, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $133,794)	$16,201,840

Dividends from affiliated money market funds (includes securities lending income of $7,894)	42,225

Total investment income	16,244,065

Expenses:
Advisory fees	5,965,892

Administrative services fees	194,513

Custodian fees	144,325

Distribution fees:
Class A	1,325,219

Class B	705,990

Class C	1,207,829

Transfer agent fees — A, B, C and Y	1,438,238

Trustees’ and officers’ fees and benefits	24,308

Other	(183,167)

Total expenses	10,823,147

Less: fees waived	(31,279)

Net expenses	10,791,868

Net investment income	5,452,197

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	54,518,188

Foreign currencies	965,881

55,484,069

Change in net unrealized appreciation of:
Investment securities	206,328,137

Foreign currencies	138,208

206,466,345

Net realized and unrealized gain	261,950,414

Net increase in net assets resulting from operations	$267,402,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Global Franchise Fund

Statements of Changes in Net Assets

For the six months ended December 31, 2010 and the year ended June 30, 2010
(Unaudited)

	December 31,	June 30,
	2010	2010

Operations:
Net investment income	$5,452,197	$21,058,192

Net realized gain	55,484,069	21,797,380

Change in net unrealized appreciation	206,466,345	169,043,523

Net increase in net assets resulting from operations	267,402,611	211,899,095

Distributions to shareholders from net investment income:
Class A	(29,560,368)	(16,991,336)

Class B	(5,680,333)	(4,828,028)

Class C	(5,312,497)	(2,752,395)

Class Y	(2,152,772)	(1,203,061)

Total distributions from net investment income	(42,705,970)	(25,774,820)

Share transactions–net:
Class A	21,483,047	177,657,875

Class B	(41,098,889)	(34,381,612)

Class C	1,239,345	42,349,021

Class Y	(9,554,636)	20,896,833

Net increase (decrease) in net assets resulting from share transactions	(27,931,133)	206,522,117

Net increase in net assets	196,765,508	392,646,392

Net assets:
Beginning of period	1,458,076,050	1,065,429,658

End of period (includes undistributed net investment income of $5,367,865 and $42,621,638, respectively)	$1,654,841,558	$1,458,076,050

Notes to Financial Statements

December 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Global Franchise Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Global Franchise Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Series Fund, Inc. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B and Class C shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund. Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares throughout this report.
  The Fund’s investment objective is to seek long-term capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

8        Invesco Van Kampen Global Franchise Fund

Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

9        Invesco Van Kampen Global Franchise Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the

10        Invesco Van Kampen Global Franchise Fund

collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.80%

Next $500 million	0.75%

Over $1 billion	0.70%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.28%, 2.03%, 2.03% and 1.03%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended December 31, 2010, the Adviser waived advisory fees of $31,279.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended December 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended December 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended December 31, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended December 31, 2010, IDI advised the Fund that IDI retained $124,808 in front-end sales commissions from the sale of Class A shares and $8,513, $78,221 and $17,965 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

11        Invesco Van Kampen Global Franchise Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Finland	$—	$71,954,212	$—	$71,954,212

France	—	51,457,508	—	51,457,508

Ireland	36,756,874	42,525,462	—	79,282,336

Japan	—	46,763,349	—	46,763,349

Netherlands	—	106,633,840	—	106,633,840

Sweden	—	102,813,485	—	102,813,485

Switzerland	—	157,404,252	—	157,404,252

United Kingdom	—	409,264,296	—	409,264,296

United States	627,766,374	—	—	627,766,374

Total Investments	$664,523,248	$988,816,404	$—	$1,653,339,652

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended December 31, 2010, the Fund paid legal fees of $1,652 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

12        Invesco Van Kampen Global Franchise Fund

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of June 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

June 30, 2016	$14,074,215

June 30, 2017	93,213,792

June 30, 2018	94,999,351

Total capital loss carryforward	$202,287,358

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended December 31, 2010 was $150,216,815 and $175,063,063, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$434,277,357

Aggregate unrealized (depreciation) of investment securities	(17,048,690)

Net unrealized appreciation of investment securities	$417,228,667

Cost of investments for tax purposes is $1,236,110,985.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended				Year ended
	December 31, 2010(a)				June 30, 2010(b)
	Shares		Amount		Shares	Amount

Sold:
Class A	6,671,087	(c)	$139,201,299	(c)	23,324,288	$435,798,855

Class B	645,770		12,822,549		2,604,204	46,627,316

Class C	1,126,141		22,831,454		4,557,209	83,170,278

Class Y	2,629,650		54,537,011		2,434,883	46,390,180

Issued as reinvestment of dividends:
Class A	1,238,488		26,441,720		869,283	16,444,890

Class B	259,075		5,261,806		253,388	4,576,175

Class C	221,260		4,582,292		123,250	2,266,569

Class Y	89,594		1,909,248		53,514	1,009,803

Reacquired:
Class A	(6,918,934)		(144,159,972)		(14,554,024)	(274,585,870)

Class B	(2,991,708	)(c)	(59,183,244	)(c)	(4,751,533)	(85,585,103)

Class C	(1,300,227)		(26,174,401)		(2,358,645)	(43,087,826)

Class Y	(3,281,332)		(66,000,895)		(1,407,901)	(26,503,150)

Net increase/(decrease) in share activity	(1,611,136)		$(27,931,133)		11,147,916	$206,522,117

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	On October 2, 2009, the Acquired Fund acquired all of the assets and liabilities of the Van Kampen Global Value Equity Fund (“Global Value Equity”) through a tax free reorganization approved by Global Value Equity’s shareholders on August 27, 2009. The Acquired Fund issued 8,328,071, 717,692, 799,563 and 10,607 shares of Classes A, B, C and I valued at $150,571,514, $12,394,541, $14,000,346 and $191,560, respectively, in exchange for Global Value Equity’s net assets. The shares of Global Value Equity were converted into Acquired Fund shares at a ratio 0.410 to 1, 0.420 to 1, 0.409 to 1 and 0.409 to 1 for Classes A, B, C and I, respectively. Net unrealized appreciation of Global Value Equity as of October 2, 2009 was $36,949,896. Shares issued in connection with this reorganization are included in shares sold for the year ended June 30, 2010.

13        Invesco Van Kampen Global Franchise Fund

Combined net assets on the day of reorganization were $1,385,422,196. Included in these net assets was a capital loss carryforward of $110,866,508, deferred compensation of $92,232, deferred pension of $69,762 and the deferral of losses related to wash sale transactions of $897,463.
(c)	Includes automatic conversion of 1,734,077 Class B shares into 1,654,486 Class A shares at a value of $34,568,244.

NOTE 9—Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Global Core Equity Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

14        Invesco Van Kampen Global Franchise Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of
												expenses		Ratio of
												to average		expenses
			Net gains									net assets		to average net
			(losses) on									with fee		assets without		Ratio of net
	Net asset		securities		Dividends							waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	Distributions		Net asset			Net assets,	and/or		and/or		income to
	beginning	investment	realized and	investment	investment	from net	Total	value, end	Total		end of period	expenses		expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	realized gains	Distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 12/31/10	$18.64	$0.09	$3.42	$3.51	$(0.59)	$—	$(0.59)	$21.56	18.84	%(c)	$1,115,157	1.20	%(d)	1.20	%(d)	0.84	%(d)	20%

Year ended 06/30/10	15.87	0.31	2.80	3.11	(0.34)	—	(0.34)	18.64	19.54	(c)	945,297	1.25		1.25		1.62		39

Year ended 06/30/09	22.62	0.27	(3.68)	(3.41)	(1.17)	(2.17)	(3.34)	15.87	(13.53	)(e)	651,870	1.28		1.28		1.54		15

Year ended 06/30/08	28.95	0.56	(4.20)	(3.64)	(0.21)	(2.48)	(2.69)	22.62	(13.89	)(e)	1,118,004	1.17		1.17		2.12		28

Year ended 06/30/07	25.43	0.50	5.08	5.58	(0.03)	(2.03)	(2.06)	28.95	22.80	(e)	1,646,630	1.18		1.18		1.83		19

Year ended 06/30/06	23.31	0.33	3.35	3.68	(0.39)	(1.17)	(1.56)	25.43	16.34	(e)	1,399,072	1.22		1.22		1.34		20

Class B
Six months ended 12/31/10	17.74	0.05	3.26	3.31	(0.53)	—	(0.53)	20.52	18.69	(c)(f)	217,641	1.56	(d)(f)	1.56	(d)(f)	0.48	(d)(f)	20

Year ended 06/30/10	15.16	0.23	2.68	2.91	(0.33)	—	(0.33)	17.74	19.17	(c)(f)	225,214	1.52	(f)	1.52	(f)	1.26	(f)	39

Year ended 06/30/09	21.84	0.26	(3.57)	(3.31)	(1.20)	(2.17)	(3.37)	15.16	(13.55	)(g)(h)	221,136	1.28	(h)	1.28	(h)	1.55	(h)	15

Year ended 06/30/08	27.93	0.51	(4.06)	(3.55)	(0.06)	(2.48)	(2.54)	21.84	(14.01	)(g)(h)	369,441	1.33	(h)	1.33	(h)	1.98	(h)	28

Year ended 06/30/07	24.74	0.28	4.94	5.22	—	(2.03)	(2.03)	27.93	21.91	(g)	529,886	1.93		1.93		1.06		19

Year ended 06/30/06	22.73	0.14	3.27	3.41	(0.23)	(1.17)	(1.40)	24.74	15.45	(g)	485,278	1.98		1.98		0.57		20

Class C
Six months ended 12/31/10	18.04	0.01	3.31	3.32	(0.45)	—	(0.45)	20.91	18.42	(c)	252,031	1.95	(d)	1.95	(d)	0.09	(d)	20

Year ended 06/30/10	15.40	0.16	2.72	2.88	(0.24)	—	(0.24)	18.04	18.67	(c)	216,549	2.00		2.00		0.89		39

Year ended 06/30/09	21.99	0.14	(3.57)	(3.43)	(0.99)	(2.17)	(3.16)	15.40	(14.19	)(h)(i)	149,127	2.00	(h)	2.00	(h)	0.81	(h)	15

Year ended 06/30/08	28.21	0.36	(4.09)	(3.73)	(0.01)	(2.48)	(2.49)	21.99	(14.51	)(h)(i)	262,958	1.90	(h)	1.90	(h)	1.41	(h)	28

Year ended 06/30/07	24.97	0.29	4.98	5.27	—	(2.03)	(2.03)	28.21	21.91	(h)(i)	382,050	1.93	(h)	1.93	(h)	1.07	(h)	19

Year ended 06/30/06	22.92	0.14	3.31	3.45	(0.23)	(1.17)	(1.40)	24.97	15.49	(h)(i)	337,656	1.94	(h)	1.94	(h)	0.60	(h)	20

Class Y(j)
Six months ended 12/31/10	18.62	0.11	3.43	3.54	(0.63)	—	(0.63)	21.53	19.06	(c)	70,013	0.95	(d)	0.95	(d)	1.09	(d)	20

Year ended 06/30/10	15.84	0.37	2.78	3.15	(0.37)	—	(0.37)	18.62	19.85	(c)	71,017	1.00		1.00		1.94		39

Year ended 06/30/09	22.63	0.33	(3.71)	(3.38)	(1.24)	(2.17)	(3.41)	15.84	(13.36	)(l)	43,296	1.03		1.03		1.95		15

Year ended 06/30/08	28.95	0.81	(4.36)	(3.55)	(0.29)	(2.48)	(2.77)	22.63	(13.65	)(l)	51,540	0.92		0.92		3.20		28

Year ended 06/30/07(k)	26.89	0.39	3.80	4.19	(0.10)	(2.03)	(2.13)	28.95	16.45	(l)(m)	19	0.95		0.95		2.03		19

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,051,532, $229,585, $239,597 and $62,788 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.61% and 0.52% for December 31, 2010 and June 30, 2010, respectively.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
(j)	On June 1, 2010, the Class I shares of the predecessor fund were reorganized into Class Y shares of the Fund.
(k)	Commencement date of October 13, 2006.
(l)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(m)	Non-annualized.

15        Invesco Van Kampen Global Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010 through December 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(07/01/10)	(12/31/10)[1]	Period[2]	(12/31/10)	Period[2]	Ratio[3]
A	$1,000.00	$1,188.40	$6.62	$1,019.16	$6.11	1.20%

B	1,000.00	1,186.40	8.60	1,017.34	7.93	1.56

C	1,000.00	1,184.20	10.74	1,015.38	9.91	1.95

Y	1,000.00	1,190.60	5.25	1,020.42	4.84	0.95

[1]	The actual ending account value is based on the actual total return of the Fund for the period July 1, 2010 through December 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
[3]	The expense ratio for Class B shares reflects actual 12b-1 fees of 0.61%.

16        Invesco Van Kampen Global Franchise Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-GLF-SAR-1     Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
               Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
               Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
               Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
               Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
               Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
               Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
               Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
               None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:                     AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	March 11, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	March 11, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	March 11, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.